Oct. 19, 2021
FT Cboe Vest S&P 500 Dividend Aristocrats Target Income ETF

Notwithstanding anything to the contrary in the Fund’s Prospectus and Statement of Additional Information, the Fund operates as a diversified investment company and all references to the Fund operating as a non-diversified investment company are hereby deleted or revised as set forth below.

1.	Prospectus – Principal Risks. “Non-Diversification Risk” is hereby deleted from the section entitled “Principal Risks” for the Fund.
2.	Statement of Additional Information – General Description of the Trust and the Fund. The last sentence of the first paragraph is deleted in its entirety and replaced with the following:

This SAI relates to the Fund, which is a diversified series.